Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 99,495	$ 35,346
Restricted cash	954	1,177
Accounts receivable, net	13,278	16,298
Prepaid expenses and other current assets	1,470	1,663
Total current assets	115,197	54,484
Vessels, net	1,139,426	1,026,153
Deposits for vessels acquisitions	10	7,271
Deferred financing costs, net	7,305	8,463
Deferred drydock and special survey costs, net and other long-term assets	8,750	94
Investment in affiliates	521	500
Loans receivable from affiliates	750	280
Intangible assets	74,055	119,405
Restricted cash	0	33,429
Total non-current assets	1,230,817	1,195,595
Total assets	1,346,014	1,250,079
Current liabilities
Accounts payable	3,824	3,171
Accrued expenses	3,623	3,876
Deferred voyage revenue	4,310	2,997
Current portion of long-term debt	18,638	5,358
Amounts due to related parties	1,880	204
Total current liabilities	32,275	15,606
Long-term debt, net of current portion and discount	564,641	527,966
Total non-current liabilities	564,641	527,966
Total liabilities	596,916	543,572
Commitments and contingencies
Partners' capital:
Common Unitholders (77,359,163 and 71,034,163 units issued and outstanding at December 31, 2014 and December 31, 2013, respectively)	744,075	702,478
General Partner (1,578,763 and 1,449,681 units issued and outstanding at December 31, 2014 and December 31, 2013, respectively)	5,023	4,029
Total partners' capital	749,098	706,507
Total liabilities and partners' capital	$ 1,346,014	$ 1,250,079